Note 20 - Accumulated Other Comprehensive Income (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Text Block [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 118,219	$ 118,789	$ (1,195,803)	$ 292,031	$ 102,383